Supplement, dated May 6, 2005
to Prospectus, dated May 1, 2005

SUPPLEMENT TO PROSPECTUS

MUTUAL OF AMERICA INVESTMENT CORPORATION

On page 16 of the prospectus, under the heading, “All America Fund”, the first paragraph is deleted and replaced by the following:

The small cap growth portion of the Fund is managed by Marguerite Wagner, Executive Vice President of the Adviser.

Marguerite Wagner, Executive Vice President of the Adviser, is responsible for managing the small cap growth portion of the actively managed assets of the Fund.  Ms. Wagner joined the Adviser on May 2, 2005 from her position as Managing Director, Citigroup Asset Management. She was employed by Citigroup in various portfolio management roles from 1985 until she joined the Adviser, and she has 20 years of experience selecting securities and managing portfolios.

On page 17 of the prospectus under the heading, “Aggressive Equity Fund,” the second paragraph is deleted and replaced by the following:

The small cap growth portion of the Fund is managed by Marguerite Wagner, Executive Vice President of the Adviser.

Marguerite Wagner, Executive Vice President of the Adviser, is responsible for managing the small cap growth portion of the actively managed assets of the Fund.  Ms. Wagner joined the Adviser on May 2, 2005 from her position as Managing Director, Citigroup Asset Management. She was employed by Citigroup in various portfolio management roles from 1985 until she joined the Adviser, and she has 20 years of experience selecting securities and managing portfolios.

On page 17 of the prospectus under the heading, “Small Cap Growth Fund (available on or about July 1, 2005),” both paragraphs are deleted and replaced by the following:

The Small Cap Growth Fund is managed by Marguerite Wagner, Executive Vice President of the Adviser.

Marguerite Wagner, Executive Vice President of the Adviser, is responsible for managing the small cap growth portion of the actively managed assets of the Fund.  Ms. Wagner joined the Adviser on May 2, 2005 from her position as Managing Director, Citigroup Asset Management. She was employed by Citigroup in various portfolio management roles from 1985 until she joined the Adviser, and she has 20 years of experience selecting securities and managing portfolios.

On page 21, under the heading, “Composite Fund,” the next-to-last paragraph under that heading is deleted and replaced by following:

The Fund’s strategy for its equity investments is to invest in stocks, all of which are included in the S&P 500® Index.  The Fund invests in these stocks in a range by economic sector weighting of 50%to 150% of the economic sector weights of the S&P 500® Index.